Concentrations	12 Months Ended
Jun. 30, 2016
Concentrations
Concentrations

NOTE 12 – Concentrations

During the year ended June 30, 2017, the Company’s two largest customers accounted for approximately 50% and 7% of sales, respectively. During the year ended June 30, 2016, the Company’s two largest customers accounted for approximately 27% and 26% of sales, respectively.